INCOME TAX - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax expense [Line Items]
Income tax on dividends	$ 0	$ 0
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	0	0	$ 28
Interest	2,399	1,488	1,097
Penalty	0	0	0
Unused tax losses
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	3,400	3,017	3,183
Tax losses unrecognized deferred tax assets (before tax effect)	15,928	13,796	14,228
Deductible temporary differences
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	476	952	1,675
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	2,154	4,881	8,931
Uncertain tax position
Disclosure of income tax expense [Line Items]
Interest	0	0	5
Interest reversed	0	42	568
Penalty reversed	0	26	318
Exchange differences relating to interest	0	(4)	12
Exchange differences relating to penalty	$ 0	$ (2)	$ 7